Land, Buildings and Equipment	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment
Property, Plant and Equipment Disclosure [Text Block]
Land, Buildings and Equipment
Land, buildings and equipment consisted of the following at December 31, 2012 and 2011:

($ in thousands)	2012	2011
Land	$437,094	$417,463
Depreciable property:
Buildings and improvements	2,855,123	2,849,427
Furniture, fixtures and equipment	197,107	178,565
Undeveloped land and construction in progress	296,153	306,826
	3,785,477	3,752,281
Accumulated depreciation	(804,964)	(731,894)
	2,980,513	3,020,387
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	$3,073,963	$3,030,930